Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Schedule of subsidiaries of company

Holdings companies

	Country of			Percentage of ownership at December 31,
Company	incorporation	Local currency	Main activity	2018	2017	2016
Abafor S.A. (1)	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
ACI AIA S.à r.l. (1) (2)	Luxembourg	Euros	Holding company	-	-	100.00%
ACI Airport Sudamérica S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.	Spain	Euros	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (AIA) (1)	USA	U.S. dollars	Holding company	100.00%	100.00%	100.00%
Cargo & Logistics S.A. (1)	Argentina	Argentine pesos	Holding company	98.63%	98.63%	98.63%
CASA Aeroportuaria S.A. (1)	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Cedicor S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	Uruguayan pesos	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A.	Argentina	Argentine pesos	Holding company	99.98%	99.98%	99.98%
Corporación América Italia S.p.A.	Italy	Euros	Holding company	75.00%	100.00%	100.00%
Corporación América S.A.	Argentina	Argentine pesos	Holding company	95.37%	95.37%	95.37%
Corporación América Sudamericana S.A.	Panamá	U.S. dollars	Holding company	94.68%	94.68%	94.68%
DICASA Spain S.A.U. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%
GOFI Investments S.L (3)	Spain	Euros	Holding company	-	100.00%	100.00%
Inframérica Participaçoes S.A. (1)	Brazil	Brazilian real	Holding company	99.96%	99.96%	99.96%
Yokelet S.L. (1)	Spain	Euros	Holding company	100.00%	100.00%	100.00%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) This company was dissolved on June 30, 2017.

(3) This company was dissolved on March 15, 2018.

Operating companies

	Country of			Percentage of ownership at December 31,
Company	incorporation	Local currency	Main activity	2018	2017	2016
ACI do Brasil S.A.	Brazil	Brazilian real	Service company	99.99%	-	-
Aerocombustibles Argentinos S.A.	Argentina	Argentine pesos	Fueling company	92.98%	92.98%	92.98%
Aeropuerto de Bahía Blanca S.A.	Argentina	Argentine pesos	Airports Operation	81.06%	81.06%	81.06%
Aeropuertos Argentina 2000 S.A.(“AA2000”) (4)	Argentina	Argentine pesos	Airports Operation	81.29%	81.29%	81.29%
Aeropuertos del Neuquén S.A.	Argentina	Argentine pesos	Airports Operation	74.10%	74.10%	74.10%
Armenia International Airports C.J.S.C.	Armenia	Dram	Airports Operation	100.00%	100.00%	100.00%
C.A.I.S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A.	Argentina	Argentine pesos	Fuel plants	76.29%	76.29%	76.29%
Inframerica Concessionária do Aeroporto de Brasilia S.A. (“ICAB”)	Brazil	Brazilian real	Airports Operation	50.98%	50.98%	50.98%
Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. (“ICASGA”)	Brazil	Brazilian real	Airports Operation	99.99%	99.97%	99.96%
Paoletti América S.A. (5)	Argentina	Argentine pesos	Service company	40.65%	40.65%	40.65%
Puerta del Sur S.A.	Uruguay	Uruguayan pesos	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A.	Argentina	Argentine pesos	Service company	80.73%	80.73%	80.73%
TCU S.A.	Uruguay	Uruguayan pesos	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. (“TAGSA”) (6)	Ecuador	U.S. dollars	Airports Operation	49.99%	49.99%	49.99%
Texelrío S.A.	Argentina	Argentine pesos	Service company	56.91%	56.91%	56.91%
Toscana Aeroporti S.p.A. (7)	Italy	Euros	Airports Operation	46.71%	51.13%	51.13%
Villalonga Furlong S.A.	Argentina	Argentine pesos	Service company	78.91%	78.91%	78.91%

(4) Includes a 9.35% direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011. This participation is subject to the authorization by the ORSNA pursuant to section 7.2 of the Argentine Concession Agreement. As of the date of issuance of these Consolidated Financial Statements, the ORSNA has not issued any resolution approving or rejecting the aforementioned transaction. While this approval is pending, all economic and political rights pertaining to the shares, including all distributed dividends, have been assigned to Cedicor S.A.

(5) The group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(6) The group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(7) The group has control over this company based on having a majority stake in Corporación América Italia S.A. that has 62.28% of ownership of Toscana Aeroporti S.p.A., power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination
	Toscana Aeroporti S.p.a.
	December 31, 2018	December 31, 2017
Non-current assets	239,489	236,893
Current assets	51,192	62,144
Total assets	290,681	299,037
Non-current liabilities	65,552	73,762
Current liabilities	89,414	89,057
Total liabilities	154,966	162,819
Equity	135,715	136,218
Revenue	155,482	154,526
Gross profit	40,405	50,269
Operating income	26,795	19,469
Financial Results	(1,543)	(1,630)
Share of income in associates	43	39
Income tax expense	(7,927)	(5,893)
Net income	17,368	11,985
Other comprehensive (loss) / income for the year	(6,115)	16,469
Total comprehensive income for the year	11,253	28,454
Dividends paid	(11,757)	(10,584)

Increase/(decrease) in cash
Provided by operating activities	24,552	13,345
Used in investing activities	(11,765)	(19,315)
Used in financing activities	(11,181)	(9,981)

	Terminal Aeroportuaria de Guayaquil S.A.
	December 31, 2018	December 31, 2017
Non-current assets	46,009	51,941
Current assets	44,145	42,760
Total assets	90,154	94,701
Non-current liabilities	2,098	6,571
Current liabilities	45,130	42,929
Total liabilities	47,228	49,500
Equity	42,926	45,201
Revenue	89,226	85,310
Gross profit	37,844	35,063
Operating income	18,717	19,087
Financial Results	(49)	(479)
Share of income in associates	-	-
Income tax expense	(4,053)	(1,653)
Net income	14,615	16,955
Other comprehensive income for the year	63	-
Total comprehensive income for the year	14,678	16,955
Dividends paid	(16,954)	(17,371)

Increase/(decrease) in cash
Provided by operating activities	24,743	24,743
Used in investing activities	(427)	(24,585)
Used in financing activities	(22,298)	(23,066)

	Inframerica Conssesionária do Aeroporto de Brasília S.A.
	December 31, 2018	December 31, 2017
Non-current assets	1,114,656	1,267,647
Current assets	38,807	48,747
Total assets	1,153,463	1,316,394
Non-current liabilities	1,036,857	1,060,174
Current liabilities	99,566	250,671
Total liabilities	1,136,423	1,310,845
Equity	17,040	5,549
Revenue	107,359	111,259
Gross profit	20,905	14,538
Operating income	4,188	(161)
Financial Results	(113,639)	(116,222)
Share of income in associates	-	-
Income tax expense	41,989	38,798
Net loss	(67,462)	(77,585)
Other comprehensive (loss) / income for the year	(10,552)	1,764
Total comprehensive loss for the year	(78,014)	(75,821)
Dividends paid	-	-

Increase / (decrease) in cash
Provided by / (used in) operating activities	42,185	(76,445)
Used in investing activities	(344)	(10,065)
(Used in) / provided by financing activities	(30,561)	87,216

	Aeropuertos Argentina 2000 S.A.
	December 31,	December 31,
	2018	2017
Non-current assets	1,053,818	707,952
Current assets	199,532	199,222
Total assets	1,253,350	907,174
Non-current liabilities	503,679	411,561
Current liabilities	146,274	150,225
Total liabilities	649,953	561,786
Equity	603,397	345,388
Revenue	813,248	994,782
Gross profit	257,940	360,822
Operating income	197,846	282,422
Financial Results	(137,265)	(52,788)
Share of income in associates	-	-
Income tax expense	(33,388)	(67,620)
Net income	27,193	162,014
Other comprehensive loss for the year	(214,547)	(50,945)
Total comprehensive (loss) / income for the year	(187,354)	111,069
Dividends paid	-	(76,178)

Increase / (decrease) in cash
Provided by / (used in) operating activities	57,527	(53,509)
Used in investing activities	(3,732)	(185)
(Used in) / provided by financing activities	(33,687)	129,370

Schedule of estimated useful life of property, plant and equipment
Buildings and improvements	25-30 years
Plant and production equipment	3-10 years
Vehicles, furniture and fixtures, and other equipment	4-10 years

Schedule of change in accounting policies
The total impact on the Group’s retained earnings due to measurement of financial instruments as of January 1, 2018 is as follows:

	Retained Earnings	Non- controlling interests
Opening balance - IAS 39	138,034	335,359
Decrease in provision for trade receivables	3,142	723
Decrease in deferred tax assets relating to impairment provisions	(786)	(181)
Adjustment to retained earnings from adoption of IFRS 9	2,356	542
Opening balance – IFRS 9	140,390	335,901

On the date of initial application, January 1, 2018, the financial instruments of the group were as follows, with any reclassifications noted:

	Measurement category		Carrying amount
	Original (IAS 39)	New (IFRS 9)	Original	New	Difference

Assets as per the statement of financial position
Other financial assets	AC*	AC*	26,082	26,082	-
Other financial assets	FVPL**	FVPL**	16,214	16,214	-
Other receivables	AC*	AC*	293,578	293,578	-
Trade receivables	AC*	AC*	126,078	129,943	3,865
Cash and cash equivalents	AC*	AC*	221,601	221,601	-
Liabilities as per the statement of financial position
Borrowings	AC*	AC*	1,486,445	1,486,445	-
Trade payables and other liabilities	AC*	AC*	1,198,562	1,198,562	-

*	AC = financial instruments measured at amortized cost
**	FVPL = financial instruments measured at fair value through profit or loss